UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-7800


Signature, Place, and Date of Signing:


 /s/GREGORY P. CLEARE         Nassau, Bahamas              February 5, 2010
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      40
 Form 13F Information Table Value Total:      1,211,972

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


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						    FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   12/31/2009
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                            SPONSORED ADR   000375204     17648     924000 SH       SOLE          924000         0         0
ACCENTURE PLC IRELAND              SHS CLASS A     G1151C101     24195     583000 SH       SOLE          583000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     43721    2903145 SH       SOLE         2903145         0         0
BANK OF AMERICA CORPORATION        UNIT 99/99/9999 060505419      7460     500000 SH       SOLE          500000         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     30653        309 SH       SOLE             309         0         0
BJ SVCS CO                         COM             055482103     41813    2248000 SH       SOLE         2248000         0         0
BP PLC                             SPONSORED ADR   055622104     82736    1427229 SH       SOLE         1427229         0         0
CISCO SYS INC                      COM             17275R102     76919    3213000 SH       SOLE         3213000         0         0
CLOROX CO DEL                      COM             189054109       305       5000 SH       SOLE            5000         0         0
COCA COLA CO                       COM             191216100     53376     936429 SH       SOLE          936429         0         0
CROSSTEX ENERGY INC                COM             22765Y104      5508     910371 SH       SOLE          910371         0         0
DEVON ENERGY CORP NEW              COM             25179M103     66932     910641 SH       SOLE          910641         0         0
EXXON MOBIL CORP                   COM             30231G102     10569     155000 SH       SOLE          155000         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105      9887     234000 SH       SOLE          234000         0         0
HAIN CELESTIAL GROUP INC           COM             405217100     13659     803000 SH       SOLE          803000         0         0
HEINZ H J CO                       COM             423074103     22470     525500 SH       SOLE          525500         0         0
JOHNSON & JOHNSON                  COM             478160104     91265    1416943 SH       SOLE         1416943         0         0
KIMBERLY CLARK CORP                COM             494368103     37398     587000 SH       SOLE          587000         0         0
KRAFT FOODS INC                    CL A            50075N104     33297    1225071 SH       SOLE         1225071         0         0
LILLY ELI & CO                     COM             532457108     10606     297000 SH       SOLE          297000         0         0
LOCKHEED MARTIN CORP               COM             539830109     30969     411000 SH       SOLE          411000         0         0
LOEWS CORP                         COM             540424108     20283     558000 SH       SOLE          558000         0         0
MERCK & CO INC NEW                 COM             58933Y105     31293     856397 SH       SOLE          856397         0         0
MICROSOFT CORP                     COM             594918104     42565    1396486 SH       SOLE         1396486         0         0
NOBLE CORPORATION BAAR             NAMEN -AKT      H5833N103     21490     528000 SH       SOLE          528000         0         0
NOKIA CORP                         SPONSORED ADR   654902204     54774    4262557 SH       SOLE         4262557         0         0
PFIZER INC                         COM             717081103     10719     589304 SH       SOLE          589304         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     50895    1347848 SH       SOLE         1347848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206      5653      94051 SH       SOLE           94051         0         0
SAFEWAY INC                        COM NEW         786514208     23419    1100000 SH       SOLE         1100000         0         0
SONOCO PRODS CO                    COM             835495102     19802     677000 SH       SOLE          677000         0         0
STRYKER CORP                       COM             863667101     24933     495000 SH       SOLE          495000         0         0
US BANCORP DEL                     COM NEW         902973304     42296    1879000 SH       SOLE         1879000         0         0
VALERO ENERGY CORP NEW             COM             91913Y100      8464     505291 SH       SOLE          505291         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209      7377     319500 SH       SOLE          319500         0         0
WASTE MGMT INC DEL                 COM             94106L109     34326    1015264 SH       SOLE         1015264         0         0
WELLS FARGO & CO NEW               COM             949746101     25837     957286 SH       SOLE          957286         0         0
WEYERHAEUSER CO                    COM             962166104     53146    1231948 SH       SOLE         1231948         0         0
XTO ENERGY INC                     COM             98385X106     10702     230000 SH       SOLE          230000         0         0
ZORAN CORP                         COM             98975F101     12609    1141116 SH       SOLE         1141116         0         0
                                                     ------------------
                                   GRAND TOTAL                 1211972




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